UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2016 (Unaudited)

Deutsche Strategic Government Securities Fund

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 96.1%
Federal Home Loan Mortgage Corp.:
3.5%, 5/1/2043 (a)	35,200,000	36,794,602
7.0%, 10/1/2038	280,187	312,387
Federal National Mortgage Association:
4.0%, with various maturities from 9/1/2040 until 8/1/2042 (a)	47,002,389	50,274,397
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 10/20/2044	29,816,265	30,880,129
3.5%, with various maturities from 1/15/2042 until 8/20/2045 (a)	340,940,049	359,808,974
4.0%, with various maturities from 8/20/2030 until 6/1/2043 (a)	98,615,908	106,478,891
4.49%, 6/15/2041	1,057,742	1,149,327
4.5%, with various maturities from 6/20/2033 until 8/20/2044	93,924,212	102,683,845
4.55%, 1/15/2041	2,427,421	2,651,654
5.0%, with various maturities from 3/20/2029 until 7/20/2041	113,940,103	126,075,820
5.5%, with various maturities from 12/15/2024 until 5/20/2041	101,359,884	113,725,249
6.0%, with various maturities from 11/15/2028 until 2/20/2039	74,006,707	85,267,037
6.5%, with various maturities from 6/20/2032 until 3/20/2039	12,625,945	14,659,622
7.0%, with various maturities from 9/15/2035 until 2/15/2039	2,909,471	3,353,211
7.5%, with various maturities from 1/20/2027 until 6/20/2031	6,951	8,477
Total Mortgage-Backed Securities Pass-Throughs (Cost $1,012,103,879)		1,034,123,622
Commercial Mortgage-Backed Securities 0.8%
FHLMC Multifamily Structured Pass-Through Certificates:
"A2", Series KJ02, 2.597%, 9/25/2020	1,450,000	1,488,710
"A2", Series K050, 3.334%, 8/25/2025	6,710,000	7,101,882
Total Commercial Mortgage-Backed Securities (Cost $8,375,748)		8,590,592
Collateralized Mortgage Obligations 15.4%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	456,223	41,864
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	320,536	289,219
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	1,972,787	1,829,753
"PT", Series 3586, 1.912% **, 2/15/2038	2,482,698	2,324,977
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	781,447	35,987
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	8,328,299	551,752
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	1,375,973	95,739
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	1,758,692	110,344
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	1,634,574	123,263
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	897,600	73,064
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,327,843	118,042
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	5,618,548	581,234
"CZ", Series 4113, 3.0%, 9/15/2042	2,654,489	2,556,592
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	6,100,474	886,711
"C25", Series 304, Interest Only, 4.0%, 10/15/2041	14,158,573	2,633,414
"ZC", Series 4158, 4.0%, 1/15/2043	615,728	621,392
"UZ", Series 4339, 4.0%, 2/15/2054	4,120,791	4,409,484
"UA", Series 4298, 4.0%, 2/15/2054	3,545,887	3,616,440
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	186,132	1,340
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	7,428,802	632,196
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	21,208,259	4,110,756
"57", Series 256, Interest Only, 5.0%, 3/15/2023	541,471	40,910
"SY", Series 3035, Interest Only, 5.675% *, 9/15/2035	597,701	91,462
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	216,803	47,766
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	1,348,322	162,026
"SG", Series 3033, Interest Only, 6.225% *, 9/15/2035	907,977	145,232
"SP", Series 4047, Interest Only, 6.225% *, 12/15/2037	6,333,455	852,007
"JS", Series 3572, Interest Only, 6.375% *, 9/15/2039	1,371,268	207,456
"A", Series 172, Interest Only, 6.5%, 1/1/2024	106,161	18,350
"SB", Series 2742, Interest Only, 6.575% *, 1/15/2019	583,745	39,378
"SN", Series 3175, Interest Only, 6.725% *, 6/15/2036	2,081,177	438,790
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/25/2017	79	78
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	1,505,234	87,360
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033	9,923,932	1,624,280
"LA", Series 2013-30, 3.0%, 3/25/2043	2,000,000	2,001,229
"Z", Series 2013-44, 3.0%, 5/25/2043	3,207,791	3,029,204
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	1,858,545	52,773
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	2,764,244	68,570
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	5,949,642	1,140,373
"LZ", Series 2013-6, 3.5%, 2/25/2043	814,026	836,140
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	1,028,483	49,781
"4", Series 406, Interest Only, 4.0%, 9/25/2040	4,830,457	859,582
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	4,999,487	919,400
"ZM", Series 2012-63, 4.0%, 6/25/2042	1,347,772	1,463,695
"25", Series 351, Interest Only, 4.5%, 5/25/2019	579,771	29,746
"CZ", Series 2011-99, 4.5%, 10/25/2041	13,363,546	15,434,576
"ZP", Series 2011-123, 4.5%, 12/25/2041	3,131,482	3,680,728
"21", Series 334, Interest Only, 5.0%, 3/25/2018	458,610	17,077
"20", Series 334, Interest Only, 5.0%, 3/25/2018	358,338	13,275
''23", Series 339, Interest Only, 5.0%, 6/25/2018	349,663	13,488
"27", Series 351, Interest Only, 5.0%, 4/25/2019	515,751	28,012
"26", Series 381, Interest Only, 5.0%, 12/25/2020	152,720	11,563
"KT", Series 2007-32, 5.5%, 4/25/2037	653,695	720,154
"PJ", Series 2004-46, Interest Only, 5.574% *, 3/25/2034	1,667,229	246,983
"HS", Series 2009-87, Interest Only, 5.724% *, 11/25/2039	4,040,648	685,866
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	2,402,112	187,814
"PI", Series 2006-20, Interest Only, 6.254% *, 11/25/2030	3,107,890	471,718
"SA", Series 2005-17, Interest Only, 6.274% *, 3/25/2035	1,326,532	219,077
"SI", Series 2007-23, Interest Only, 6.344% *, 3/25/2037	1,502,379	268,916
"SJ", Series 2007-36, Interest Only, 6.344% *, 4/25/2037	995,656	172,996
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,000,000	304,321
"KI", Series 2005-65, Interest Only, 6.574% *, 8/25/2035	642,781	125,461
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	571,965	441,049
"GZ", Series 2015-64, 2.0%, 5/20/2045	4,560,351	3,427,351
"HX", Series 2012-91, 3.0%, 9/20/2040	4,240,708	4,376,053
"BZ", Series 2013-79, 3.0%, 5/20/2043	4,332,716	4,189,080
"LZ", Series 2013-180, 3.0%, 11/16/2043	9,379,313	9,374,013
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	7,142,263	658,710
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	10,943,779	877,994
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	6,093,636
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	25,991,513	2,926,967
"Z", Series 2014-4, 4.0%, 1/20/2044	5,957,286	6,553,874
"LZ", Series 2014-44, 4.0%, 3/16/2044	3,557,075	3,967,508
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	7,057,560	806,724
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	1,069,570	50,823
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	618,331	30,382
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	613,368	14,468
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	1,499,960	118,022
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	5,038,062	755,365
"Z", Series 2010-169, 4.5%, 12/20/2040	5,606,572	6,004,026
"ZV", Series 2011-73, 4.5%, 5/20/2041	9,865,549	10,954,414
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	5,717,090	778,021
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	3,794,076	576,308
"PZ", Series 2010-106, 4.75%, 8/20/2040	4,508,287	5,017,030
"ZB", Series 2004-31, 5.0%, 4/20/2034	5,778,895	6,315,703
"ZA", Series 2006-47, 5.0%, 8/16/2036	8,522,952	9,643,364
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	872,115	46,870
"Z", Series 2009-112, 5.0%, 11/20/2039	9,521,981	10,695,086
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	550,246	35,846
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	443,665	26,166
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	789,348	69,781
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	610,252	42,672
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	327,763	26,188
"SH", Series 2010-14, Interest Only, 5.575% *, 2/16/2040	13,018,105	2,235,569
"BS", Series 2011-93, Interest Only, 5.675% *, 7/16/2041	12,694,938	2,298,002
"SA", Series 2012-84, Interest Only, 5.874% *, 12/20/2038	6,842,807	783,117
"AV", Series 2010-14, Interest Only, 5.875% *, 2/16/2040	3,334,090	618,448
"BZ", Series 2004-46, 6.0%, 6/20/2034	862,040	966,853
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	352,587	72,023
"AI", Series 2007-38, Interest Only, 6.035% *, 6/16/2037	924,620	149,142
"QA", Series 2007-57, Interest Only, 6.074% *, 10/20/2037	1,210,945	205,459
"SL", Series 2009-100, Interest Only, 6.075% *, 5/16/2039	1,336,422	130,954
"SL", Series 2007-26, Interest Only, 6.375% *, 5/16/2037	2,892,942	600,035
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	663,836	160,270
"S", Series 1999-17, Interest Only, 7.775% *, 5/16/2029	278,176	53,903
"S", Series 2000-14, Interest Only, 7.925% *, 2/16/2030	1,238,367	262,482
"KX", Series 2014-81, 8.433% **, 8/20/2043	62,107	62,772
"SB", Series 2014-81, 14.69% **, 6/20/2044	318,058	439,749
Total Collateralized Mortgage Obligations (Cost $156,053,642)		166,383,448
Government & Agency Obligations 9.3%
U.S. Government Sponsored Agency 1.6%
Federal National Mortgage Association, 3.0%, 11/15/2027	17,500,000	17,501,138
U.S. Treasury Obligations 7.7%
U.S. Treasury Bills:
0.215% ***, 2/11/2016 (b)	1,770,000	1,769,897
0.375% ***, 6/2/2016 (b)	460,000	459,482
U.S. Treasury Inflation-Indexed Note, 0.375%, 7/15/2025	31,327,544	30,957,566
U.S. Treasury Notes:
1.0%, 8/31/2016 (c)	20,144,000	20,195,347
1.0%, 9/30/2016	12,000,000	12,034,224
1.75%, 9/30/2019	17,000,000	17,371,212
		82,787,728
Total Government & Agency Obligations (Cost $99,904,557)		100,288,866
	Shares	Value ($)
Cash Equivalents 15.2%
Central Cash Management Fund, 0.32% (d) (Cost $163,309,688)	163,309,688	163,309,688
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,439,747,514) †	136.8	1,472,696,216
Other Assets and Liabilities, Net	(36.8)	(396,528,194)
Net Assets	100.0	1,076,168,022

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of January 31, 2016.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,440,388,366. At January 31, 2016, net unrealized appreciation for all securities based on tax cost was $32,307,850. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $39,108,116 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,800,266.
(a)	When-issued or delayed delivery security included.
(b)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	3/31/2016	110	13,273,906	52,212
U.S. Treasury Long Bond	USD	3/21/2016	319	51,368,968	2,317,335
Total unrealized appreciation					2,369,547

At January 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/21/2016	294	38,095,969	(408,450)
3 Month Euro Euribor Interest Rate	EUR	12/19/2016	17	4,619,680	(6,009)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	12/19/2016	18	4,433,885	(4,859)
3 Month Euroyen	JPY	12/19/2016	22	4,541,651	(5,512)
3 Month Sterling (Short Sterling) Interest Rate	GBP	12/21/2016	24	4,249,905	(15,425)
90 Day Eurodollar Time Deposit	USD	12/19/2016	18	4,463,325	(17,580)
ASX 90 Day Bank Accepted Bills	AUD	12/8/2016	25	17,608,221	(5,210)
Ultra Long U.S. Treasury Bond	USD	3/21/2016	460	76,446,250	(3,881,825)
Total unrealized depreciation					(4,344,870)

At January 31, 2016, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)
Call Options
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	33,800,000[1]	3/15/2016	398,840	(3)

(e)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2016 was $398,837.

At January 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

11/12/2015 11/12/2045	26,100,000	Fixed — 2.73%	Floating — 3-Month LIBOR	(2,794,961)	(2,794,961)
9/16/2015 9/17/2017	80,000,000	Fixed — 1.0%	Floating — 3-Month LIBOR	(335,481)	(502,875)
9/16/2015 9/16/2025	55,500,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(3,959,589)	(3,947,966)
12/16/2015 12/16/2025	36,125,640	Fixed — 2.5%	Floating — 3-Month LIBOR	(2,452,535)	(1,623,765)
9/16/2015 9/16/2045	30,400,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(5,065,364)	(4,350,656)
12/16/2015 12/16/2045	6,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(311,262)	(928,363)
6/17/2015 6/17/2020	26,796,346	Fixed — 1.5%	Floating — 3-Month LIBOR	(375,665)	(587,456)
3/16/2016 3/16/2026	6,751,464	Fixed — 2.308%	Floating — 3-Month LIBOR	(301,645)	(301,645)
3/16/2016 3/16/2026	17,710	Fixed — 2.5%	Floating — 3-Month LIBOR	(1,110)	(639)
3/16/2016 6/16/2026	24,200,000	Fixed — 1.930%	Floating — 3-Month LIBOR	(109,324)	(109,324)
3/16/2016 3/16/2046	35,000,000	Fixed — 2.75%	Floating — 3-Month LIBOR	(3,643,584)	(2,542,438)
3/16/2016 3/16/2026	65,600,000	Floating — 3-Month LIBOR	Fixed — 2.5%	4,113,927	2,010,541
6/17/2015 6/17/2045	57,400,462	Floating — 3-Month LIBOR	Fixed — 2.5%	2,990,224	2,939,626
12/16/2015 12/16/2045	26,881,894	Floating — 3-Month LIBOR	Fixed — 2.569%	1,823,351	1,823,351
12/16/2015 9/18/2045	6,600,000	Floating — 3-Month LIBOR	Fixed — 2.998%	1,094,181	872,602
Total net unrealized depreciation				(10,043,968)

Counterparty:

1	BNP Paribas

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2016 is 0.61%.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Mortgage-Backed Securities Pass-Throughs	$—	$1,034,123,622	$—	$1,034,123,622
Commercial Mortgage-Backed Securities	—	8,590,592	—	8,590,592
Collateralized Mortgage Obligations	—	166,383,448	—	166,383,448
Government & Agency Obligations	—	100,288,866	—	100,288,866
Short-Term Investments	163,309,688	—	—	163,309,688
Derivatives (g)
Futures Contracts	2,369,547	—	—	2,369,547
Interest Rate Swap Contracts	—	7,646,120	—	7,646,120
Total	$165,679,235	$1,317,032,648	$—	$1,482,711,883
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(4,344,870)	$—	$—	$(4,344,870)
Written Options	—	(3)	—	(3)
Interest Rate Swap Contracts	—	(17,690,088)	—	(17,690,088)
Total	$(4,344,870)	$(17,690,091)	$—	$(22,034,961)

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on futures contracts and interest rate swap contracts; and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$ (1,975,323)	$ (10,043,968)	$ 398,837

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Government Securities Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016